Stockholders’ equity (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Feb. 08, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, share authorized		10,000,000		10,000,000	10,000,000
Common stock, share par value		$ 0.00001		$ 0.00001	$ 0.00001
Outstanding shares not vested		4,250,000
Weighted average remaining contractual period of unvested restricted stock		1 year 2 months 12 days
Stock-compensation expense		$ 166,667
Unrecognized stock-based compensation expense related to unvested restricted stock award		1,073,333
Fair value of restricted stock vested		$ 155,008
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of share issued		2,000,000		6,000,000
Outstanding shares not vested		4,250,000		4,750,000	3,250,000
Unvested restricted stock term					2 years 1 month 9 days
Vest over shares period				The shares vest over a 4-year period from the issuance date.
Shares granted		6,000,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of share issued	2,000,000
Vest over shares period	The shares vest over a 2-year period from the issuance date.